Goodwill And Other Intangible Assets (Movement In Carrying Amount Of Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Goodwill [Line Items]
Goodwill, at beginning of period	¥ 2,476,863	¥ 2,158,512
Accumulated impairment losses, at beginning of period	(1,748,348)	(1,740,556)
Goodwill, Net at beginning of period	728,515	417,956
Goodwill acquired during the six months		42,351	[1]
Foreign currency translation adjustments and other	(19,255)	37,116
Goodwill, at end of period	2,457,608	2,237,979
Accumulated impairment losses, at end of period	(1,748,348)	(1,740,556)
Goodwill, Net at end of period	¥ 709,260	¥ 497,423

[1]	See Note 2 for the goodwill acquired in connection with principal acquisitions. During the six months ended March 31, 2014, measurement period adjustments were applied to the acquisition date fair values, which subsequently adjusted goodwill recorded. See Note 2 to the consolidated financial statements for the fiscal year ended March 31, 2014 for further information.